CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 26,012,950	R$ 13,443,376	R$ 10,580,673
Cost of sales	(20,743,482)	(6,922,331)	(6,496,304)
GROSS PROFIT	5,269,468	6,521,045	4,084,369
OPERATING INCOME (EXPENSES)
Selling	(1,905,279)	(598,726)	(423,325)
General and administrative	(1,173,358)	(825,209)	(528,974)
Income from associates and joint ventures	31,993	7,576	5,872
Other, net	405,754	(96,875)	140,510
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	2,628,578	5,007,811	3,278,452
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(4,178,848)	(1,500,374)	(1,218,476)
Financial income	493,246	459,707	305,778
Derivative financial instruments	(1,075,252)	(2,735,196)	73,271
Monetary and exchange variation, net	(1,964,927)	(1,066,650)	(179,413)
NET INCOME (LOSS) BEFORE TAXES	(4,097,203)	165,298	2,259,612
Current income taxes	(246,110)	(586,568)	(202,187)
Deferred income taxes	1,528,571	741,084	(236,431)
NET INCOME (LOSS) FOR THE YEAR	(2,814,742)	319,814	1,820,994
Attributable to
Controlling shareholders'	(2,817,518)	319,693	R$ 1,820,994
Non-controlling interest	R$ 2,776	R$ 121
Earnings (loss) per share
Basic	R$ (2.08825)	R$ 0.29236	R$ 1.66804
Diluted	R$ (2.08825)	R$ 0.29199	R$ 1.66433